UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

2/29/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 151.7%
Airport & Port Revenue – 3.1%
Massachusetts Port Authority Rev., FGIC, 5.75%, 2010 (c)(u)	$2,000,000	$2,123,760
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	250,000	247,713
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Airport Terminal- 6), MBIA, 6.25%, 2008	1,000,000	1,018,350

		$3,389,823

General Obligations - General Purpose – 8.5%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,031,700
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,663,594
Commonwealth of Puerto Rico, Public Improvement, FSA, 5.5%, 2017	1,000,000	1,080,930
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2030 (a)	415,000	424,188
Commonwealth of Massachusetts, “C”, 5.25%, 2017	1,000,000	1,079,240
Highlands Ranch, CO, Metropolitan District, FSA, 6.5%, 2011	650,000	716,846
Highlands Ranch, CO, Metropolitan District, ETM, FSA, 6.5%, 2011 (c)	725,000	800,748
New York, NY, Prerefunded, “J”, 5.5%, 2013 (c)	145,000	159,858
New York, NY, Unrefunded Balance, “J”, 5.5%, 2018	355,000	371,884
Puerto Rico Infrastructure Financing Authority, “B”, 5%, 2026	750,000	684,173
St. Clair County, IL, Capital Appreciation, FGIC, 0%, 2016 (f)	2,000,000	1,346,380
State of California, 5.75%, 2019	70,000	70,465

		$9,430,006

General Obligations - Improvement – 2.1%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$750,000	$729,810
St. Clair County, IL, Public Building Capital Appreciation, “B”, FGIC, 0%, 2013	2,000,000	1,581,780

		$2,311,590

General Obligations - Schools – 4.7%
Garden City, MI, School District, 5.5%, 2011 (c)	$325,000	$348,465
Modesto, CA, High School District (Stanilaus County), “A”, FGIC, 0%, 2019	1,350,000	742,581
Pomona, CA, Unified School District, “A”, MBIA, 6.45%, 2022	1,000,000	1,065,760
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,010,530
West Contra Costa, CA, Unified School District, “B”, MBIA, 6%, 2024	250,000	267,310
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,797,306

		$5,231,952

Healthcare Revenue - Hospitals – 25.9%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$332,780
Augusta County, VA, Industrial Development Authority (Augusta Health Care, Inc.), 5.25%, 2019	1,000,000	1,025,160
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	200,000	205,668
Cass County, MO, Hospital Rev., 5.625%, 2038	135,000	122,248
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2025	250,000	225,723
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), “A”, 5%, 2016	500,000	501,555
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	155,000	127,827
Gwinnett County, GA, Hospital Authority Rev. (Gwinnett Hospital Systems), FSA, 8%, 2042	1,300,000	1,300,000
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	803,327
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	440,000	480,691
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	60,000	65,036
Hillsborough County, FL, Industrial Development Rev. (Tampa General Hospital Project), 5%, 2021	400,000	378,156
Illinois Development Finance Authority Hospital Rev. (Adventist Health Systems Sunbelt Obligatory), 5.5%, 2009 (c)	900,000	950,490

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	$500,000	$540,640
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	845,000	729,472
Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County Schneck Memorial Hospital), “A”, 5.25%, 2036	350,000	311,647
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	139,940
Knox County, TN, Health, Educational & Housing Facilities Board, Hospital Rev. (Covenant Health), “B-2”, FRN, 6.75%, 2046	575,000	575,000
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	380,000	356,451
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	40,784
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	40,288
Maryland Health & Higher Educational Facilites Authority Rev. (Washington County Hospital), 6%, 2043	95,000	88,347
Maryland Health & Higher Educational Facilities Authority Rev. ( Washington County Hospital), 5.75%, 2038	195,000	178,926
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5%, 2016	250,000	250,358
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	250,000	247,850
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 5%, 2034	250,000	231,243
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	271,440
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	250,000	273,908
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2011 (c)	250,000	300,710
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	500,000	508,665
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	1,000,000	972,390
Michigan Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.5%, 2018	400,000	414,900
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	490,468
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	60,321
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	253,449
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	384,551
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	109,355
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	200,000	200,716
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	300,000	301,074
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	163,859
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), “C”, MBIA, 6.25%, 2013	720,000	806,278

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), “C”, ETM, 6.25%, 2013 (c)	$1,740,000	$1,969,001
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), “E”, 6%, 2009 (c)	5,000	5,291
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), “E”, 6%, 2026	170,000	174,106
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	395,000	358,680
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	487,766
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	65,000	68,600
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	500,000	439,250
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	65,000	60,083
South Broward, FL, Hospital District Rev., 5.625%, 2012 (c)	1,000,000	1,093,380
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	110,000	119,889
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	392,851
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	250,000	226,543
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	380,000	382,060
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	841,940
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligations Group), 5.25%, 2023	325,000	312,471
St. Paul, MN, Housing & Redevelopment Authority Hospital Rev. (Healtheast), 5.15%, 2020	250,000	232,965
St. Paul, MN, Housing & Redevelopment Authority Hospital Rev. (Healtheast), “A”, 5.7%, 2015	250,000	251,663
St. Paul, MN, Port Authority Lease Rev. (Regions Hospital), “1”, 5%, 2036	675,000	527,911
Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,000,000	934,890
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	879,280
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034	500,000	438,965
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	225,981
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	188,124
University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems), 5.625%, 2012 (c)	500,000	545,735
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	570,000	539,288
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	175,135
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	386,070
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	571,346

		$28,590,955

Healthcare Revenue - Long Term Care – 12.2%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$500,000	$502,840
Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence), 5%, 2033	760,000	637,389

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	$500,000	$468,325
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	589,865
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	487,525
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	730,000	735,672
Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Lutheran Senior Services), 5.5%, 2035	500,000	455,650
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2016	860,000	842,654
Connecticut Development Authority First Mortgage Gross Rev., Health Care Project (The Elim Park Baptist, Inc. Project), 5.75%, 2023	250,000	246,668
Delaware County, PA, Industrial Development Authority Rev. (Care Institute-Main Line LLC), 9%, 2031 (d)	535,000	386,431
Delaware Economic Development Authority Healthcare Facilities Rev. (Churchman Village Project), “A”, 10%, 2021	780,000	766,147
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	250,000	228,138
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	270,000	212,371
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	445,000	421,526
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	448,745
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	284,965
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	250,778
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	229,440
Juneau, AK, City & Boro Non-recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	455,000	426,858
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	500,000	425,505
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	356,892
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	175,000	184,667
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	200,000	200,218
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	184,762
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	273,891
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	280,516
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	86,902
New Jersey Economic Development Authority Rev., First Mortgage (Winchester), “A”, 5.75%, 2024	350,000	332,014
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	253,808
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	140,606
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	196,755
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	500,000	489,705
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	250,000	211,208
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Edgemere Project), “A”, 6%, 2036	250,000	225,978

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 5.875%, 2021	$500,000	$481,570
Winchester, VA, Industrial Development Authority Rev., Residential Care Facilities (Westminster-Canterbury), “A”, 5.3%, 2035	250,000	211,288
Wisconsin Health & Educational Facilities Authority Rev. (Three Pillars Senior Communities), 5.6%, 2023	300,000	293,322

		$13,451,594

Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$217,045

Industrial Revenue - Airlines – 0.9%
Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways, Inc.), 7.75%, 2028	$500,000	$509,655
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019	500,000	461,730

		$971,385

Industrial Revenue - Chemicals – 0.4%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$500,000	$431,605

Industrial Revenue - Environmental Services – 0.4%
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033 (a)	$500,000	$482,075

Industrial Revenue - Other – 3.5%
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	$250,000	$262,938
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	345,000	330,858
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	245,273
Michigan Strategic Funding Ltd. Obligatory Rev. (Michigan Sugar Comp. Carrollton), 6.55%, 2025	250,000	240,625
Missouri Development Finance Board Solid Waste Disposal Rev. (Procter & Gamble Paper Products), 5.2%, 2029	250,000	239,215
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	485,015
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,037,860
Washington County, NE, Wastewater Facilities Rev. (Cargill, Inc. Project), 5.9%, 2027	1,000,000	1,013,320

		$3,855,104

Industrial Revenue - Paper – 1.4%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	$275,000	$282,865
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	500,000	453,055
Escambia County, FL, Environmental Import Rev. (International Paper Co.), 5.75%, 2027	250,000	222,073
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	325,000	340,090
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	284,646

		$1,582,729

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	$100,000	$103,082
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	360,000	371,970
Cow Creek Band Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	311,357

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$250,000	$245,253

		$1,031,662

Miscellaneous Revenue - Other – 3.1%
Boston, MA, Industrial Development Financing Authority Rev. (Crosstown Center Project), 6.5%, 2035	$275,000	$256,737
District of Columbia Rev. (Smithsonian Institution), 5%, 2028	1,000,000	1,011,830
Louisiana Public Facilities Authority Rev. (Pennington Medical Foundation Project), 5%, 2021	1,000,000	972,450
New York Convention Center Operating Corp. (Yale Building), ETM, 0%, 2008 (c)	700,000	695,681
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	465,000	402,904
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	85,000	75,948

		$3,415,550

Multi-Family Housing Revenue – 8.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$506,150
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), “C”, 5.875%, 2028	375,000	340,905
Charter Mac Equity Issuer Trust, 6.3%, 2019 (n)	500,000	542,970
Charter Mac Equity Issuer Trust, “B”, 7.6%, 2010 (a)(n)	500,000	545,490
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	245,000	246,394
District of Columbia Housing Finance Agency (Henson Ridge), 5.1%, 2037	500,000	445,580
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	400,000	360,648
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	500,000	467,135
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	455,000	415,192
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	250,000	226,358
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (a)(n)	1,000,000	1,004,870
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	422,465
New York, NY, City Housing Development Corp., “F-1”, 4.65%, 2025	500,000	448,760
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	655,000	648,922
Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	224,397
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	456,375
Tacoma, WA, Housing Authority Multifamily Rev. (HSG-GNMA Collateral Mortgage Loans Redwood), 5.05%, 2037	1,040,000	918,528
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “A”, 10.25%, 2019	775,000	767,250
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “B”, 0%, 2019	660,000	343,200

		$9,331,589

Sales & Excise Tax Revenue – 4.0%
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024	$250,000	$248,485
New York Local Government Assistance Corp., “E”, 5%, 2021	3,000,000	3,092,340
Tampa, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), MBIA, 5.75%, 2025	1,000,000	1,091,150

		$4,431,975

Single Family Housing - Local – 0.8%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$15,000	$15,095
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	492,796	432,596
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	449,195

		$896,886

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.4%
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	$55,000	$58,170
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	444,720
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	895,000	784,101
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	500,000	460,410
Tennessee Housing Development Agency (Homeownership Program 2007), 4.65%, 2027	1,000,000	865,480

		$2,612,881

Solid Waste Revenue – 2.0%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$1,000,000	$1,003,480
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,261,575

		$2,265,055

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$95,339
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	93,431

		$188,770

State & Local Agencies – 17.9%
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	$355,000	$379,410
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2019 (c)	245,000	249,246
Arizona Game & Fish Department (AGF Administration Building Project), 5%, 2026	900,000	811,350
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	440,810
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	228,075
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	543,715
Hibbing, MN, Economic Development Authority Rev. (Public Project Hibbing Lease Obligations), 6.4%, 2012	335,000	335,590
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,130,877
Kentucky Property & Buildings Commission Rev. (Project 73), 5.5%, 2014	455,000	483,538
Lancaster Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	476,911
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	301,777
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2021	2,135,000	1,005,051
Missouri Development Finance Board Infrastructure Facilities Rev. (Eastland Center Project), “A”, 5%, 2021	570,000	534,637
Montana Facilities Finance Authority Healthcare Facilities Rev. (Master Loan Program Children’s Home), “B”, 4.75%, 2024	250,000	226,103
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,532,600
New York Dormitory Authority Rev., State University Facilities, “C”, FSA, 5.75%, 2017	1,000,000	1,126,080
New York Urban Development Corp. Rev. (St. Facilities), 5.6%, 2015	1,000,000	1,089,140
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	290,294
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	173,598
Utah Building Ownership Authority Lease Rev. (St. Facilities Master Lease Program), “C”, FSA, 5.5%, 2019	1,750,000	1,908,480

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
West Virginia Building Commission Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	$500,000	$531,525

		$19,798,807

Student Loan Revenue – 2.6%
Connecticut Higher Education Supplemental Loan Authority Rev. (Senior Family Education Loan Program), “A”, MBIA, 4.25%, 2019	$1,415,000	$1,306,413
Nebhelp, Inc. Nebraska Rev. Jr., “A-6”, MBIA, 6.45%, 2018	1,500,000	1,543,605

		$2,850,018

Tax - Other – 4.1%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$486,125
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015	1,000,000	1,093,410
Hoffman Estates, IL, Park District Debt Certificate, 5%, 2016	500,000	514,945
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	500,000	466,775
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,960,000	1,924,838

		$4,486,093

Tax Assessment – 6.6%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$400,000	$392,956
Celebration Community Development District, FL, “A”, 6.4%, 2034	235,000	239,876
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	622,328
Coralville, IA, Urban Renewal Rev., Tax Increment, “C”, 5.125%, 2039	500,000	413,480
Double Branch Community Development District, FL, “A”, 6.7%, 2034	320,000	326,250
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	250,000	241,360
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	405,000	368,728
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	140,000	122,910
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	301,644
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	492,361
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	205,828
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	200,000	170,554
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	500,000	434,115
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	750,000	674,573
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	105,000	94,545
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	488,555
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	475,000	394,008
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	150,000	146,366
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	100,000	91,856
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	214,615
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	500,000	388,950
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	500,000	405,335

		$7,231,193

Tobacco – 4.5%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	$250,000	$253,963
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	480,000	450,211
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	635,000	634,124

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2033 (c)	$750,000	$819,525
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	750,000	673,208
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	250,000	33,280
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Rev., Asset Backed, “A”, 6%, 2048	1,380,000	1,281,896
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	400,000	399,524
Tobacco Securitization Authority of Southern California Rev., Asset Backed (San Diego Country Tobacco Asset Securitization Corp.), 0%, 2046	6,000,000	389,640
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	82,964

		$5,018,335

Toll Roads – 2.6%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., “A”, 5%, 2035	$1,000,000	$856,740
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	500,000	564,225
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	2,000,000	1,446,360

		$2,867,325

Transportation - Special Tax – 1.1%
Regional Transportation Authority IL, “C”,, FGIC, 7.75%, 2020	$1,000,000	$1,264,770

Universities - Colleges – 8.9%
Broward County, FL, Educational Facilities Authority Educational Facilities (Nova Southeastern), “B”, 5.5%, 2024	$155,000	$152,238
Chicago, IL, St. University Rev. Auxiliary Facilities Systems, MBIA, 5.5%, 2023	1,085,000	1,145,098
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	236,068
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	135,000	110,587
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	200,000	182,544
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	354,060
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,763,811
Missouri Health & Educational Facilities Authority Rev. (Central Institute for the Deaf), RADIAN, 5.85%, 2010 (c)	600,000	631,932
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia), “A”, 5.125%, 2025	500,000	442,850
Texas Tech University Rev. (Improvement Financing Systems), AMBAC, 5%, 2009 (c)	2,000,000	2,046,360
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	560,875
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,166,040

		$9,792,463

Universities - Dormitories – 0.9%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$500,000	$438,650
Middlesex County, NJ, Improvement Authority (Street Student Housing Project), “A”, 5%, 2018	300,000	293,313
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	216,785

		$948,748

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – 0.3%
New Hampshire Business Finance Authority Rev. (Proctor Academy Project), “A”, 5.4%, 2017	$315,000	$309,806

Utilities - Cogeneration – 1.5%
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver), “G”, 5.125%, 2015	$425,000	$405,493
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	332,614
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	492,811
Western Generation Agency, OR, Cogeneration Project Rev. (Wauna Cogeneration Project), “B”, 5%, 2016	500,000	474,510

		$1,705,428

Utilities - Investor Owned – 10.0%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), 7.7%, 2033	$250,000	$250,935
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	100,000	94,726
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	241,704
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project), 5.35%, 2024	500,000	469,655
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	250,000	216,580
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	250,000	218,248
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (a)	250,000	254,213
Converse County, WY, Pollution Control Rev. (PacifiCorp), 3.9%, 2014 (a)	500,000	487,005
Matagorda County, TX, Nav District 1 (Houston Ltg.), AMBAC, 5.125%, 2028	2,000,000	1,683,660
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, MBIA, 5.55%, 2029	3,000,000	3,032,130
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	1,003,380
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	238,228
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	200,000	198,966
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), MBIA, 5.4%, 2017	2,500,000	2,661,025

		$11,050,455

Utilities - Municipal Owned – 2.5%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$285,000	$294,468
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., “A”, MBIA, 5.5%, 2015	640,000	699,585
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., ETM, 5%, 2020 (c)	1,670,000	1,750,394

		$2,744,447

Utilities - Other – 0.7%
Main Street Natural Gas, Inc., GA, “A”, 5.5%, 2028	$250,000	$209,293
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	640,000	516,770

		$726,063

Water & Sewer Utility Revenue – 2.3%
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	$600,000	$607,698
Puerto Rico Aqueduct & Sewer Authority Rev., MBIA, 6.25%, 2012	1,000,000	1,092,990

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Puerto Rico Aqueduct & Sewer Authority Rev., MBIA, 6.25%, 2013	$750,000	$827,483

		$2,528,171

Total Municipal Bonds		$167,442,353

Floating Rate Demand Notes – 1.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.09%, due 3/03/08	$1,200,000	$1,200,000

Total Investments		$168,642,353

Other Assets, Less Liabilities – 1.6%		1,704,395

Preferred shares (issued by the fund) – (54.4)%		(60,000,000)

Net assets applicable to common shares – 100.0%		$110,346,748

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(j)	Crossover refunded bond.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,871,822, representing 2.6% of net assets applicable to common shares.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	$100,000	$103,082
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	360,000	371,970
Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	232,276	224,397

Total Restricted Securities			$699,449
% of Net Assets applicable to common shares			0.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Muncipal Trust

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities		$168,642,353		$168,642,353
Other Financial Instruments	(1,414,872)			(1,414,872)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$171,562,501

Gross unrealized appreciation	$6,677,287
Gross unrealized depreciation	(10,603,185)

Net unrealized appreciation (depreciation)	$(3,925,898)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/29/08

Futures contracts outstanding at 2/29/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	117	$13,879,125	Jun-08	$(440,074)
U.S. Treasury Note 10 yr (Short)	324	37,999,125	Jun-08	(974,798)

				$(1,414,872)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.